Other Information (Detail Textuals 1) € in Thousands	12 Months Ended
Dec. 31, 2016 EUR (€)
Affinitas GmbH | Non executive directors
Disclosure of transactions between related parties [line items]
Amount transfer and repaid by executives	€ 25